John Hancock Funds II

601 Congress Street

Boston, MA 02210

July 1, 2014

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of statement of additional information and the form of prospectus dated June 26, 2014 for the Redwood Fund, a separate series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on June 26, 2014 via EDGAR.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary